INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Change in Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in associates and joint ventures
Balance at beginning of year	$ 4,591	$ 5,572
Share of earnings for the year	224	(13)	$ 118
Foreign currency translation and other	(62)	(296)
Share of other comprehensive income	54	260
Distributions	(254)	(59)
Disposition of interest	(135)	(951)
Held for sale	(38)	0
Acquisitions	587	78
Balance at end of year	$ 4,967	$ 4,591	$ 5,572